Asset acquisition (Details) - Schedule of estimated fair value of assets and liabilities	Dec. 31, 2022 USD ($)
Schedule Of Estimated Fair Value Of Assets And Liabilities Abstract
Fair value of share consideration	$ 120,422,593
Fair value of replacement options	5,434,045
Fair value of replacement warrants	3,222,543
Transaction costs	3,215,444
Total consideration value	$ 132,294,625